FINANCE COSTS, NET (Details Narrative) - USD ($)	1 Months Ended		15 Months Ended
	May 31, 2020	Sep. 30, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Convertible debt	$ 652,202	$ 675,000	$ 36,000,000
Interest rate			5.00%	12.50%
Line of credit carrying value				$ 20,000,000	$ 20,000,000
Warrant for cash				2,871,652
Warrant for cash				$ 1,235,341
2019 Series Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Interest rate		15.00%	4.00%	10.00%	12.50%